DERIVATIVE LIABILITIES (Schedule of Fair Value Assumptions Used for Derivative Warrant Liability) (Details) (Warrant [Member], USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 0.074	$ 0.074
Time to expiration	3 years 10 months 24 days
Risk-free interest rate	0.72%
Risk-free interest rate, minimum		0.17%
Risk-free interest rate, maximum		0.62%
Estimated volatility	280.50%	278.00%
Dividend	0.00%	0.00%
Stock price	$ 0.064	$ 0.092
Expected forfeiture rate	90.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Time to expiration		1 month 24 days
Expected forfeiture rate		85.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Time to expiration		4 years 1 month 24 days
Expected forfeiture rate		90.00%